Average Annual Total Returns		12 Months Ended	24 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.04%	3.24%
JP Morgan CLOIE AAA Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.06%	7.86%
iShares AAA CLO Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	8.06%
Performance Inception Date			Jan. 10, 2023
iShares AAA CLO Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.72%	5.43%
Performance Inception Date	[3]		Jan. 10, 2023
iShares AAA CLO Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.29%	5.03%
Performance Inception Date	[3]		Jan. 10, 2023

[1]
Bloomberg U.S. Universal Index is an index that represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Some US Universal Index constituents may be eligible for one or more of its contributing subcomponents that are not mutually exclusive. These securities are not double counted in the index.

[2]
JP Morgan CLOIE AAA Index is an index that aims to track the performance of AAA-rated debt tranches of broadly syndicated, arbitrage US dollar-denominated debt as part of the flagship J.P. Morgan CLOIE Index ($- CLOIE). The index includes 3000+ tranches managed by 135+ CLO managers across the AAA original rating bucket.

[3]
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.